                           AIM COUNSELOR SERIES TRUST

                     CLASS A, CLASS B AND CLASS C SHARES OF

                     INVESCO ADVANTAGE HEALTH SCIENCES FUND

   Supplement dated August 31, 2004 to the Prospectus dated November 25, 2003, as supplemented December 4, 2003, December 15, 2003, December 16, 2003, January 16, 2004, March 31, 2004, May 17, 2004, May 18, 2004, July 16, 2004
                                and July 28, 2004

This supplement supersedes and replaces in its entirety the supplement dated March 31, 2004.

The following replaces in its entirety the information appearing under the heading "FEES AND EXPENSES":

         "FEES AND EXPENSES

         This table describes the fees and expenses that you may pay if you buy and hold Class A, B or C shares of the Fund. If you invest in the Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for purchases and sales of Fund shares.


         SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

                                                                    CLASS A        CLASS B         CLASS C
                                                                    -------        -------         -------
         Maximum Front-End Sales Charge on purchases as a             5.50%           None           None
            percentage of offering price

         Maximum Contingent Deferred Sales Charge (CDSC) as a
            percentage of the lower of the total original             None(1)         5.00%(2)       1.00%(2)
            cost or current market value of the shares

         Maximum Sales Charge on reinvested                           None            None           None
            dividends/distributions


        ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS(3),(4)

                                                                      CLASS A     CLASS B      CLASS C
                                                                      -------     -------      -------
        Management Fees(5)                                               0.51%       0.51%        0.51%
        Distribution and Service (12b-1) Fees(6)                         0.35%       1.00%        1.00%
            Interest Expense and Dividend Expenses Attributable to       0.56%       0.56%        0.56%
            Securities Sold Short
            Other Expenses                                               0.56%       0.56%        0.56%
                                                                      -------     -------      -------
        Total Other Expenses                                             1.12%       1.12%        1.12%
                                                                      -------     -------      -------
        Total Annual Fund Operating Expenses(7)                          1.98%       2.63%        2.63%
                                                                      =======     =======      =======


         (1) If you buy $1,000,000 or more of Class A shares and redeem those shares within eighteen months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.

         (2) A 5% and 1% CDSC may be charged on Class B and Class C shares, respectively. Please see the section entitled "How To Buy Shares."

         (3) There is no guarantee that actual expenses will be the same as those shown in the table.

         (4) The Board of Trustees approved a revised expense allocation methodology for the Fund effective April 1, 2004. Expenses have been restated to reflect this change.

         (5) The Fund's annual base management fee has two components, a base management fee and a performance adjustment. The base management fee is 1.50% of the Fund's daily average net assets. On a monthly basis, the base fee either will remain unadjusted or will be adjusted up or down depending upon the investment performance of the Class A shares of the Fund compared to the investment performance of the Morgan Stanley Health Care Product Index. The maximum or minimum performance adjustment over any twelve-month period will be 1.00%. As a result, the Fund could pay an annualized management fee that ranges from 0.50% to 2.50% of the Fund's average daily net assets. Please see the section entitled "Fund Management - Performance-Based Fee."

         (6) Because each class pays a 12b-1 distribution and service fee which is based upon each class' assets, if you own shares of the Fund for a certain period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

         (7) The Fund's advisor has voluntarily agreed to waive or reimburse expenses in an amount equal to 0.25% of the Fund's daily average net assets. Total annual operating expenses restated for this agreement are 1.73%, 2.38% and 2.38% for Class A, Class B and Class C shares, respectively. This agreement may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

         EXPENSE EXAMPLE

         The Example is intended to help you compare the cost of investing in the Class A, Class B and Class C shares of the Fund to the cost of investing in other mutual funds.

         The Example assumes that you invested $10,000 in the Class A, Class B or Class C shares of the Fund for the time periods indicated. Within each Example, there is an assumption that you redeem all of your shares at the end of those periods and that you keep your shares. The Example also assumes that your investment had a hypothetical 5% return each year, and that the Fund's Class A, Class B and Class C, shares' operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although the actual costs and performance of the Fund's Class A, Class B and Class C shares may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR       3 YEARS         5 YEARS       10 YEARS
                                                ------       -------         -------       --------
      Class A(1)                                  $740        $1,137          $1,559        $ 2,729
      Class B - With Redemption(1)                $766        $1,117          $1,595        $ 2,806(2)
      Class B - Without Redemption                $266        $  817          $1,395        $ 2,806(2)
      Class C - With Redemption(1)                $366        $  817          $1,395        $ 2,964
      Class C - Without Redemption                $266        $  817          $1,395        $ 2,964


         (1) Based on initial sales charge with respect to Class A shares at the beginning of each period shown and applicable CDSC charges for Class B and Class C shares based on redemption at the end of each period shown. Please see "How To Buy Shares."

         (2) Assumes conversion of Class B to Class A at the end of the eighth year. Please see "How To Buy Shares."


         The following replaces in its entirety the information appearing in the first paragraph under the heading "FUND MANAGEMENT - PERFORMANCE BASED FEE":

         "The Advisor receives a management fee from the Fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the Fund's Class A shares have performed relative to the Morgan Stanley Health Care Product Index. The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the Fund, during any fiscal year the Advisor may receive as much as 2.50% or as little as 0.50% in management fees. The Advisor receives no management fee on the portion of the Funds assets, if any, invested in other funds advised by AIM, including affiliated money market funds."

                           AIM COUNSELOR SERIES TRUST

                     INVESCO ADVANTAGE HEALTH SCIENCES FUND

                        Supplement dated August 31, 2004
       to the Statement of Additional Information dated November 25, 2003 as supplemented December 16, 2003, January 16, 2004, March 3, 2004,
          March 19, 2004, April 6, 2004, May 18, 2004 and July 16, 2004


The following replaces in its entirety the information appearing in the first paragraph under the heading "INVESTMENTS, POLICIES, AND RISKS - INVESTMENT COMPANY SECURITIES":

         "To manage its daily cash positions, the Fund may invest in securities issued by other investment companies, including investment companies advised by the Advisor and its affiliates (pursuant to an exemptive order dated June 9, 1999), that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Fund also may invest in Exchange Traded Funds ("ETFs"). ETFs are investment companies that are registered under the 1940 Act as open-end funds or Unit Investment Trusts ("UITs"). ETFs are based on specific domestic and foreign indices. ETF shares are sold and redeemed at net asset value only in large blocks. In addition, national securities exchanges list ETF shares for trading, which allows investors to purchase and sell individual ETF shares among themselves at market prices throughout the day. Subject to certain exceptions including an exception for investments in affiliated money market funds, the following restrictions apply to investments in other investment companies: (i) no more than 10% of the Fund's total assets may be invested in securities of other investment companies; (ii) no more than 5% of the Fund's total assets may be invested in the securities of any one investment company; and (iii) the Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations, although with respect to investments in money market funds advised by the Advisor, the Advisor does not receive management fees on those assets of the Fund that are invested in such money market funds."


The following replaces in its entirety the information appearing in the fifth paragraph under the heading "MANAGEMENT OF THE FUND - INVESTMENT ADVISORY AGREEMENT":

         "As full compensation for its advisory services to the Fund, AIM is entitled to receive a base management fee calculated at the annual rate of 1.50% of the Fund's average daily net assets (the "Base Fee"). Under the terms of the advisory agreement, AIM is not permitted to receive management fees on those assets of the Fund that are invested in other funds advised by AIM. The Base Fee will be adjusted, on a monthly basis
         (i) upward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment performance of the Class A shares of the Fund exceeds the sum of 2.00% plus the investment record of the Morgan Stanley Health Care Product Index (the "Index"), or (ii) downward at the rate of 0.20%, on a pro rata basis, for each percentage point the investment record of the Index less 2.00% exceeds the investment performance of the Class A shares of the Fund (the "Fee Adjustment"). The maximum or minimum adjustment, if any, will be 1.00% annually. Therefore, the maximum annual fee payable to AIM will be 2.50% of average daily net assets and the minimum annual fee will be 0.50% of average daily net assets."